TAX - Schedule of Deferred Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 5,600	$ 8,000	$ 700
Deferred tax liability	8,800	13,500	0
Deferred tax asset	432	555	651
Offset from tax assets	(5,200)	(7,400)	0
Deferred tax liabilities in the balance sheet	3,580	6,082	0
CIR impact
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	500	3,400	0
Deferred tax liability	500	3,400	0
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	5,100	4,700	700
Deferred tax liability	4,700	4,000	0
Changes in equity
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	8,500	13,200	0
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ 300	$ 300	$ 0